Annual Fund Operating Expenses	Feb. 04, 2026
Reckoner Yield Enhanced AAA CLO Annual ETF | Reckoner Yield Enhanced AAA CLO Annual ETF Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.35%	[1]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[2]
Expenses (as a percentage of Assets)	0.35%
Reckoner Yield Enhanced AAA CLO Reinvesting ETF | Reckoner Yield Enhanced AAA CLO Annual ETF Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.05%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[3]
Acquired Fund Fees and Expenses	0.35%	[3]
Expenses (as a percentage of Assets)	0.40%
Reckoner BBB-B CLO Annual ETF | Reckoner BBB-B CLO Annual ETF Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.55%	[4]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[5]
Expenses (as a percentage of Assets)	0.55%
Reckoner BBB-B CLO Reinvesting ETF | Reckoner BBB-B CLO Reinvesting ETF Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.05%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[6]
Acquired Fund Fees and Expenses	0.55%	[6]
Expenses (as a percentage of Assets)	0.60%

[1]	The Fund’s management fee is 0.05% and the expense ratio of RAAA is 0.30%. The fee table and expense example reflect the expenses of both the feeder and the master fund, respectively.
[2]	Estimated for the current fiscal year.
[3]	Estimated for the current fiscal year.
[4]	The Fund’s management fee is 0.05% and the expense ratio of RCLO is 0.50%. The fee table and expense example reflect the expenses of both the feeder and the master fund, respectively.
[5]	Estimated for the current fiscal year.
[6]	Estimated for the current fiscal year.